Consolidated statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net profit (loss)	$ 369,658	$ 325,928	$ (240,634)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods -
Net change in fair value of derivative instrument			1,206
Other comprehensive income (loss) to be reclassified to profit or loss			1,206
Other comprehensive loss not to be reclassified to profit or loss in subsequent periods -
Remeasurement of actuarial loss, net of amortization	(2,016)	(1,104)	(2,212)
Other comprehensive loss not to be reclassified to profit or loss	(2,016)	(1,104)	(2,212)
Other comprehensive loss for the year, net of tax	(2,016)	(1,104)	(1,006)
Total comprehensive income (loss) for the year	$ 367,642	$ 324,824	$ (241,640)